Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (7,474,514)	$ (10,618,809)	$ (8,443,315)
Share-based compensation-product development costs	1,060,636	227,338	222,178
Share-based compensation-selling, general and administrative	1,402,533	1,499,322	586,538
Share-based compensation-professional fees	403,880	38,614	169,382
Share-based compensation-interest		4,004,906	3,425,120
Loss on settlement of debt	139,000		33,614
Interest expense on lines of credit	1,644,027	1,596,667	1,402,187
Non-cash imputed interest expenses	34,431	104,494	112,339
Unrealized foreign exchange	35,827
Interest accretion on loan payable	48,020	23,315
Borrowing costs on loan payable	150,010	72,834
Accrued interest on loan payable	111,676
Repayment of lines of credit interest	(310,603)	(496,081)	(456,725)
Bonuses settled by issuance of shares		245,000
Changes in operating assets and liabilities:
Increase in accounts receivable	(41,100)
Increase in inventory	(11,000)
Decrease (increase) in prepaid expenses	201,645	(151,366)	(14,636)
Increase in accounts payable and accrued liabilities	452,450	337,326	211,012
Increase in interest payable	531,418	542,834	527,336
Net cash used in operating activities	(1,621,664)	(2,573,606)	(2,224,970)
FINANCING ACTIVITIES
Proceeds from lines of credit	794,454	727,986	1,149,279
Proceeds from sales of ordinary shares	744,655	25	1,136,832
Proceeds from loan payable		1,779,250
Proceeds from promissory notes		649,708
Repayment of promissory notes		(649,708)
Net cash provided by financing activities	1,539,109	2,507,261	2,286,111
Effect of foreign exchange on cash	(6,991)	99,051	(11,409)
Change in cash	(89,546)	32,706	49,732
Cash, beginning of year	148,628	115,922	66,190
Cash, end of year	$ 59,082	$ 148,628	$ 115,922